Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
In December 2023, the Company filed a registration statement with the SEC relating to a proposed Initial Public Offering of our ordinary shares. As a result of that filing, and in accordance with the accounting guidance of ASC Topic 260, “Earnings Per Share”, the Company has presented the following disclosure on earnings per ordinary share. This disclosure was new for the fiscal year ended December 31, 2023.
Basic and diluted earnings per ordinary share are calculated by dividing net income available to holders of Aspen Insurance Holdings Limited’s ordinary shares by the weighted average number of ordinary shares outstanding. The following table presents the computation of basic and diluted earnings per ordinary share for the twelve months ended December 31, 2024, 2023 and 2022.

	Twelve Months Ended December 31,
	2024	2023	2022

	($ in millions, except share and per share amounts)
Net income	$486.1	$534.7	$51.1
Less: Preference share dividends	(54.9)	(49.9)	(44.6)
Net income available to Aspen Insurance Holdings Limited’s ordinary shareholders	$431.2	$484.8	$6.5

Basic and diluted weighted average ordinary shares outstanding	60,395,839	60,395,839	60,395,839

Basic and diluted earnings per ordinary share	$7.14	$8.03	$0.11